ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of net assets acquired
Net Assets Acquisition
Cash and cash equivalents	$103,293
Prepaid and deposits	5,000
Property, plant and equipment, net	166,000
Goodwill	37,894
Accounts payable and accrued liabilities	(12,187)
Note payables	(300,000)
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